Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Disclosure of Defined Benefit Plan
For Canadian pension plans, which represent 87% of all pension plans, these assumptions translate into an average life expectancy in years for a pensioner retiring at age 65:

	2018	2017
Retiring at the end of the year
Male	21.8	21.7
Female	24.2	24.1
Retiring 20 years after the end of the reporting year
Male	22.8	22.8
Female	25.1	25.1
The defined benefit obligation and plan assets are composed by country and by sector as follows:

	2018
(in millions of Canadian dollars)	CANADA	UNITED STATES	EUROPE	TOTAL
Present value of funded obligations	408	9	—	417
Fair value of plan assets	438	7	—	445
Deficit (surplus) of funded plans	(30)	2	—	(28)
Impact of minimum funding requirement (asset ceiling)	20	—	—	20
Present value of unfunded obligations	35	—	28	63
Liabilities on consolidated balance sheet	25	2	28	55

	2018
(in millions of Canadian dollars)	CONTAINERBOARD	BOXBOARD EUROPE	SPECIALTY PRODUCTS	TISSUE PAPERS	CORPORATE	TOTAL
Present value of funded obligations	381	—	—	35	1	417
Fair value of plan assets	412	—	—	32	1	445
Deficit (surplus) of funded plans	(31)	—	—	3	—	(28)
Impact of minimum funding requirement (asset ceiling)	20	—	—	—	—	20
Present value of unfunded obligations	8	28	1	2	24	63
Liabilities (assets) on consolidated balance sheet	(3)	28	1	5	24	55

	2017
(in millions of Canadian dollars)	CANADA	UNITED STATES	EUROPE	TOTAL
Present value of funded obligations	433	10	—	443
Fair value of plan assets	466	6	—	472
Deficit (surplus) of funded plans	(33)	4	—	(29)
Present value of unfunded obligations	37	—	28	65
Liabilities on consolidated balance sheet	4	4	28	36

	2017
(in millions of Canadian dollars)	CONTAINERBOARD	BOXBOARD EUROPE	SPECIALTY PRODUCTS	TISSUE PAPERS	CORPORATE	TOTAL
Present value of funded obligations	405	—	—	37	1	443
Fair value of plan assets	437	—	—	34	1	472
Deficit (surplus) of funded plans	(32)	—	—	3	—	(29)
Present value of unfunded obligations	8	28	2	2	25	65
Liabilities (assets) on consolidated balance sheet	(24)	28	2	5	25	36

The significant actuarial assumptions are as follows:

	2018			2017
	CANADA	UNITED STATES	EUROPE	CANADA	UNITED STATES	EUROPE
Discount rate obligation (ending period)	3.80%	3.90%	1.90%	3.40%	3.31%	1.60%
Discount rate obligation (beginning period)	3.40%	3.31%	1.60%	3.70%	3.73%	1.90%
Discount rate (current service cost)	3.90%	3.90%	1.90%	3.50%	3.73%	1.90%
Salary growth rate	Between 2.00% and 2.75%	N/A	N/A	Between 2.00% and 2.75%	N/A	N/A
Inflation rate	2.25%	N/A	1.75%	2.25%	N/A	1.75%
The amounts recognized in the consolidated balance sheet composed by country and by sector are determined as follows:

	2018
(in millions of Canadian dollars)	CANADA	UNITED STATES	EUROPE	TOTAL
Present value of unfunded obligations	71	4	24	99
Liabilities on consolidated balance sheet	71	4	24	99

	2018
(in millions of Canadian dollars)	CONTAINERBOARD	BOXBOARD EUROPE	SPECIALTY PRODUCTS	TISSUE PAPERS	CORPORATE	TOTAL
Present value of unfunded obligations	36	24	6	12	21	99
Liabilities on consolidated balance sheet	36	24	6	12	21	99

	2017
(in millions of Canadian dollars)	CANADA	UNITED STATES	EUROPE	TOTAL
Present value of unfunded obligations	73	4	24	101
Liabilities on consolidated balance sheet	73	4	24	101

	2017
(in millions of Canadian dollars)	CONTAINERBOARD	BOXBOARD EUROPE	SPECIALTY PRODUCTS	TISSUE PAPERS	CORPORATE	TOTAL
Present value of unfunded obligations	38	24	6	12	21	101
Liabilities on consolidated balance sheet	38	24	6	12	21	101
The table below outlines where the Corporation’s post-employment amounts and activity are included in the consolidated financial statements.

(in millions of Canadian dollars)	NOTE	2018	2017
Consolidated balance sheet obligations for
Defined pension benefits	16(a)	55	36
Post-employment benefits other than defined benefit pension plans	16(b)	99	101
Net long-term liabilities on consolidated balance sheet		154	137

Income statement charge for
Defined pension benefits		8	7
Defined contribution benefits		22	21
Post-employment benefits other than defined benefit pension plans		6	4
		36	32
Remeasurements for
Defined pension benefits	16(a)	19	14
Post-employment benefits other than defined benefit pension plans	16(b)	(3)	(1)
		16	13

Disclosure of Movement in Defined Benefit Obligation
The movement in the net defined benefit obligation and fair value of plan assets of pension plans over the year is as follows:

(in millions of Canadian dollars)	PRESENT VALUE OF OBLIGATION	FAIR VALUE OF PLAN ASSETS	TOTAL	IMPACT OF MINIMUM FUNDING REQUIREMENT (ASSET CEILING)	TOTAL
As at January 1, 2017	482	(460)	22	—	22
Current service cost	5	—	5	—	5
Interest expense (income)	17	(15)	2	—	2
Impact on profit or loss	22	(15)	7	—	7
Remeasurements
Return on plan assets, excluding amounts included in interest expense (income)	—	(14)	(14)	—	(14)
Loss from change in demographic assumptions	2	—	2	—	2
Loss from change in financial assumptions	14	—	14	—	14
Experience loss	12	—	12	—	12
Impact of remeasurements on other comprehensive income	28	(14)	14	—	14
Exchange differences	1	—	1	—	1
Contributions
Employers	—	(8)	(8)	—	(8)
Plan participants	2	(2)	—	—	—
Benefit payments	(27)	27	—	—	—
As at December 31, 2017	508	(472)	36	—	36
Current service cost	6	—	6	—	6
Interest expense (income)	16	(14)	2	—	2
Impact on profit or loss	22	(14)	8	—	8
Remeasurements
Return on plan assets, excluding amounts included in interest expense (income)	—	20	20	—	20
Gain from change in financial assumptions	(22)	—	(22)	—	(22)
Experience loss	1	—	1	—	1
Change in asset ceiling, excluding amounts included in interest expense	—	—	—	20	20
Impact of remeasurements on other comprehensive income	(21)	20	(1)	20	19
Exchange differences	1	(1)	—	—	—
Contributions
Employers	—	(8)	(8)	—	(8)
Plan participants	1	(1)	—	—	—
Benefit payments	(31)	31	—	—	—
As at December 31, 2018	480	(445)	35	20	55
The movement in the net defined benefit obligation for post-employment benefits over the year is as follows:

(in millions of Canadian dollars)	PRESENT VALUE OF OBLIGATION	FAIR VALUE OF PLAN ASSET	TOTAL
As at January 1, 2017	106	—	106
Current service cost	2	—	2
Interest expense	3	—	3
Curtailments	(1)	—	(1)
Impact on profit or loss	4	—	4
Remeasurements
Loss from change in financial assumptions	1	—	1
Experience gains	(2)	—	(2)
Impact of remeasurements on other comprehensive income	(1)	—	(1)
Exchange differences	1	—	1
Contributions and premiums paid by the employer	—	(9)	(9)
Benefit payments	(9)	9	—
As at December 31, 2017	101	—	101
Current service cost	2	—	2
Interest expense	3	—	3
Business acquisitions, disposals and closures	1	—	1
Impact on profit or loss	6	—	6
Remeasurements
Gain from change in financial assumptions	(4)	—	(4)
Experience loss	1	—	1
Impact of remeasurements on other comprehensive income	(3)	—	(3)
Exchange differences	1	—	1
Benefit payments	(6)	—	(6)
As at December 31, 2018	99	—	99

Disclosure of Sensitivity Analysis For Actuarial Assumptions
The sensitivity of the defined benefit obligation to changes in assumptions is set out below. The effects on each plan of a change in an assumption are weighted proportionately to the total plan obligations to determine the total impact for each assumption presented.

	IMPACT ON OBLIGATION FOR POST-EMPLOYMENT BENEFITS
	CHANGE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION
Discount rate	0.25%	(2.10)%	2.10%
Salary growth rate	0.25%	0.50%	(0.40)%
Health care cost increase	1.00%	1.40%	(1.10)%

		INCREASE / DECREASE BY 1 YEAR IN ASSUMPTION
Life expectancy		0.80%
The sensitivity of the Canadian defined benefit obligation to changes in assumptions is set out below. The effects on each plan of a change in an assumption are weighted proportionately to the total plan obligations to determine the total impact for each assumption presented.

	IMPACT ON DEFINED BENEFIT OBLIGATION
	CHANGE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION
Discount rate	0.25%	(2.80)%	2.90%
Salary growth rate	0.25%	0.30%	(0.30)%

		INCREASE / DECREASE BY 1 YEAR IN ASSUMPTION
Life expectancy		3.00%

Disclosure of Fair Value of Plan Assets
Plan assets, which are funding the Corporation’s defined pension plans, are comprised as follows:

	2018
(in millions of Canadian dollars)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL	%
Cash and short-term investments	5	—	—	5	1.1%

Bonds
Canadian bonds	70	52	—	122	27.4%

Shares
Canadian shares	24	—	—	24
Foreign shares	4	—	—	4
	28	—	—	28	6.3%
Mutual funds
Foreign bond mutual funds	—	6	—	6
Canadian equity mutual funds	5	1	—	6
Foreign equity mutual funds	—	35	—	35
Alternative investments funds	—	24	—	24
	5	66	—	71	16.0%
Other
Insured annuities	—	219	—	219
	—	219	—	219	49.2%
	108	337	—	445

	2017
(in millions of Canadian dollars)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL	%
Cash and short-term investments	5	—	—	5	1.1%

Bonds
Canadian bonds	92	81	—	173	36.7%

Shares
Canadian shares	34	—	—	34
Foreign shares	6	—	—	6
	40	—	—	40	8.5%
Mutual funds
Foreign bond mutual funds	—	6	—	6
Canadian equity mutual funds	7	1	—	8
Foreign equity mutual funds	—	54	—	54
Alternative investments funds	—	22	—	22
	7	83	—	90	19.1%
Other
Insured annuities	—	164	—	164
	—	164	—	164	34.6%
	144	328	—	472

Defined Benefit Obligation Expected Maturity
Expected maturity analysis of undiscounted pension and other post-employment benefits:

(in millions of Canadian dollars)	LESS THAN A YEAR	BETWEEN ONE AND TWO YEARS	BETWEEN TWO AND FIVE YEARS	OVER FIVE YEARS	TOTAL
Pension benefits	31	32	96	707	866
Post-employment benefits other than defined benefit pension plans	5	8	24	99	136
As at December 31, 2018	36	40	120	806	1,002